K&L Gates llp 70 West Madison Street Suite 3100 Chicago, IL 60602-4207

T 312.372.1121 www.klgates.com
April 30, 2010

Kevin R. Bettsteller
D (312) 807-4442
F (312) 345-1383
kevin.bettsteller@klgates.com
BY EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Calamos Advisors Trust
333-72511
811-09237
Ladies and Gentlemen:
     On behalf of Calamos Advisors Trust (the “Trust”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “Securities Act” ) and the Investment Company Act of 1940, as amended (the “1940 Act”), post-effective amendment no. 13 to the Trust’s registration statement under the Securities Act, which is also amendment no. 15 to its registration statement under the 1940 Act (the “Amendment”), and each exhibit being filed with this amendment.
     Reason for Amendment. This Amendment is being filed primarily for the purpose of making certain changes in response to comments conveyed by the Commission staff on April 16, 2010.
     Request for Acceleration. We have attached as a separate letter from Calamos Financial Services, LLC, the Trust’s principal underwriter, a request that the effectiveness of the Registration Statement be accelerated to April 30, 2010.
     If we may cooperate with you in any way in the processing of this filing, please telephone the undersigned at (312) 807-4442 or Eric S. Purple at (202) 778-9220 with any questions or comments concerning these materials.
Very truly yours,
/s/ Kevin R. Bettsteller
Kevin R. Bettsteller
Enclosures
cc:     Stathy Darcy